Goodwill and intangible assets with indefinite useful lives - (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and intangible assets with indefinite useful lives [abstract]
Disclosure of reconciliation of changes in intangible assets explanatory

Goodwill	December 31, 2019	December 31, 2018	December 31, 2017
	€	€	€
Beginning balance
Cost	748,814	708,137	675,173
Accumulated impairment provision	(71,488)	(68,606)	(77,677)

	677,326	639,531	597,496

Opening balance, net of impairment	677,326	639,531	597,496
Acquisition of subsidiaries	102,354	19,658	97,308
Remeasurement of acquisition of prior year*	—	375	400
Impairment	(254,326)	—	—
Transfer to assets held-for-sale	(270)	—	—
Exchange differences	12,501	17,762	(55,673)

	537,585	677,326	639,531
End of the year:
Cost	865,218	748,814	708,137
Accumulated Impairment provision	(327,633)	(71,488)	(68,606)

	537,585	677,326	639,531

*
The remeasurement of goodwill for the year ended December 31, 2018 was related to an acquisition of CGI at the end of 2017. The Group finalized the valuation of the acquiree and adjusted the goodwill accordingly during the year of 2019.

Disclosure of significant amount of goodwill or intangible assets with indefinite useful lives explanatory
Carrying amounts of goodwill and trade names with indefinite useful lives allocated to each of the CGUs as at December 31, 2019 are as follows:

Cash-generating units	Goodwill	Trade names	Total
	€	€	€
WEH North America	448,529	190,169	638,698
WEH EMEA	107,782	134,661	242,443
WEH Asia	8,220	5,036	13,256
WEH Oceania	65,768	59,248	125,016
Infront Football	35,000	—	35,000
Infront Summer Sports	95,165	—	95,165
Infront Winter Sports	35,000	—	35,000
Infront DPSS	38,956	—	38,956
Infront Personal & Corporate Fitness	30,798	—	30,798

Total	865,218	389,114	1,254,332

Carrying amounts of goodwill and trade names with indefinite useful lives allocated to each of the CGUs as at December 31, 2018 are as follows:

Cash-generating units	Goodwill	Trade names	Total
WEH North America	367,642	185,786	553,428
WEH EMEA	99,834	131,517	231,351
WEH Asia	7,992	4,920	12,912
WEH Oceania	46,779	57,882	104,661
Infront Football	35,000	—	35,000
Infront Summer Sports	19,176	—	19,176
Infront Winter Sports	35,000	—	35,000
Infront DPSS	37,743	—	37,743
Infront Personal & Corporate Fitness	21,724	—	21,724
The Double Heritage	4,218	—	4,218
Yongda	2,218	—	2,218

Total	677,326	380,105	1,057,431

Carrying amounts of goodwill and trade names with indefinite useful lives allocated to each of the CGUs as at December 31, 2017 are as follows:

Cash-generating units	Goodwill	Trade names	Total
	€	€	€
WEH North America	351,124	178,296	529,420
WEH EMEA	97,313	126,504	223,817
WEH Asia	7,736	4,721	12,457
WEH Oceania	43,381	55,549	98,930
Infront Football	35,000	—	35,000
Infront Summer Sports	19,176	—	19,176
Infront Winter Sports	35,000	—	35,000
Infront DPSS	36,549	—	36,549
Infront Personal & Corporate Fitness	10,000	—	10,000
The Double Heritage	4,252	—	4,252

Total	639,531	365,070	1,004,601